Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2019
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
Note 7 – Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2019	2018
Accounts payable	$7,913	$10,885
Accrued interest	3,462	5,460
Accrued voyage expenses	8,865	3,237
Accrued employee compensation	2,976	3,043
Other*	782	6,009
Total accounts payable and accrued expenses	$23,998	$28,634

*Other includes accrued operating expenses in 2019 and accrued operating expenses and accrued capital expenditures in 2018.